INTANGIBLE ASSETS, NET - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization expenses for acquired intangible assets	$ 1,043	$ 665
Expected amortization expenses, 2013	898
Expected amortization expenses, 2014	631
Expected amortization expenses, 2015	325
Expected amortization expenses, 2016	247
Expected amortization expenses, 2017	180
Expected amortization expenses, after 2017	$ 88
Customer base
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	4 years 6 months
Technology
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	1 year 6 months
Non-competence agreements
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	5 years 6 months